LEASE - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum operating lease payments
2017	¥ 124,293
2018	98,566
2019	75,657
2020	57,268
2021	36,822
Thereafter	445,607
Total	838,213
Rental expenses	¥ 124,712	¥ 131,875	¥ 110,117